Debt and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Instrument [Line Items]
Schedule of Short-Term Debt and Other Liabilities

	December 31, 2024	December 31, 2023
Short-term debt and other liabilities
Short-term debt to related parties (7.1)	$5,102,211	$6,225,815
Ordinary shares payable (7.2)	1,206,609	8,223,928
Convertible debt (7.3)	10,288,123	31,088,259
Short term convertible debt to related party (7.4)	95,309	132,269
Share-based payment liability (7.5)	1,400,000	1,311,028
Convertible promissory notes (7.6)	6,428,825	—
Advisors loans (7.7)	12,812,366	—
Total	$37,333,443	$46,981,299

Schedule of (Gain)/loss on extinguishment

	December 31, 2024	December 31, 2023
(Gain)/loss on extinguishment
Convertible Notes (7.3)	$39,658,290	$—
Senior secured convertible debt (7.3)	(1,306,077)
Convertible promissory notes (7.6)	4,175,791	—
Advisors loans (7.7)	1,804,814	—
Total	$44,332,819	$—

Schedule of Convertible debt

The carrying amount of the convertible debt was as follows:

	December 31, 2024	December 31, 2023
Convertible debt
Short term convertible debt to related party	$95,309	$132,269
Debt issuance costs	(1,590,572)	—
Accrued interest	7,176,741	—
Discount on convertible debt	(7,401,611)	—
Convertible debt under troubled debt restructuring	12,103,565	31,088,259
Total convertible debt under troubled debt restructuring	$10,383,432	$31,220,528

Schedule of convertible promissory notes
7.6
Convertible Promissory notes

	December 31, 2024	December 31, 2023
Convertible promissory notes
YA notes	$2,250,245	$—
Convertible promissory notes	1,146,966	—
Promissory note from sponsor	3,031,614	—
Total	$6,428,825	$—

Schedule of the senior secured convertible note and secured convertible loans

The following table sets forth the interest expense recognized related to the senior secured convertible notes and unsecured convertible loans:

	December 31, 2024	December 31, 2023
Convertible debt
Accrued interest	$4,872,506	$3,067,309
Amortization of debt discount	2,113,742	491,928
Total	$6,986,248	$3,559,237

Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Schedule of convertible promissory notes

The following amounts for advisors loans remain outstanding as of December 31, 2024:

	December 31, 2024	December 31, 2023
Advisors loans
Northland Securities	$5,491,806	$—
J.V.B Financial Group	7,320,560	—
Total	$12,812,366	$—